FINANCIAL MEASUREMENTS AND FINANCIAL INSTRUMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Current maturities of long-term debt		$ (15,844)
Long-term debt, net of current maturities	1,080,000	580,000
Carrying Value
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Current maturities of long-term debt	0	(15,844)
Long-term debt, net of current maturities	1,080,000	580,000
Fair Value
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Current maturities of long-term debt	0	(15,875)
Long-term debt, net of current maturities	$ (1,058,396)	$ (581,994)